13. RECLASSIFICATIONS	3 Months Ended
Mar. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
13. RECLASSIFICATIONS	13. RECLASSIFICATIONS Certain items presented for the prior period have been reclassified to conform to the current period presentation.